Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 176,603	€ 134,718
Additions	53,170	70,076
Disposals	(10,386)	(15,929)
Depreciation	(21,599)	(20,347)
Accumulated depreciation of disposals	4,814	7,960
Impairments	(320)	(510)	€ (701)
Reversal of impairments	152	635	679
Reclassifications	0	0
Translation differences	112
Property, plant and equipment	202,546	176,603	134,718
Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	136,321	126,469
Additions	0	0
Disposals	(8,014)	(15,335)
Depreciation	(21,490)	(20,090)
Accumulated depreciation of disposals	4,814	7,960
Impairments	(320)	(510)
Reversal of impairments	152	635
Reclassifications	52,529	37,192
Translation differences	(39)
Property, plant and equipment	163,953	136,321	126,469
Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	618	685
Additions	33	190
Disposals	0	0
Depreciation	(109)	(257)
Accumulated depreciation of disposals	0	0
Impairments	0	0
Reversal of impairments	0	0
Reclassifications		0
Translation differences	0
Property, plant and equipment	542	618	685
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	39,664	7,564
Additions	53,137	69,886
Disposals	(2,372)	(594)
Depreciation	0	0
Accumulated depreciation of disposals	0	0
Impairments	0	0
Reversal of impairments	0	0
Reclassifications	(52,529)	(37,192)
Translation differences	151
Property, plant and equipment	38,051	39,664	7,564
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	210,913	156,766
Property, plant and equipment	253,809	210,913	156,766
Cost | Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	168,755	146,898
Property, plant and equipment	213,231	168,755	146,898
Cost | Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,494	2,304
Property, plant and equipment	2,527	2,494	2,304
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	39,664	7,564
Property, plant and equipment	38,051	39,664	7,564
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(34,310)	(22,048)
Property, plant and equipment	(51,263)	(34,310)	(22,048)
Accumulated depreciation and impairment | Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(32,434)	(20,429)
Property, plant and equipment	(49,278)	(32,434)	(20,429)
Accumulated depreciation and impairment | Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,876)	(1,619)
Property, plant and equipment	(1,985)	(1,876)	(1,619)
Accumulated depreciation and impairment | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	0
Property, plant and equipment	€ 0	€ 0	€ 0